Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	72,500
Proposed Maximum Offering Price per Unit	7.04
Maximum Aggregate Offering Price	$ 510,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 70.49
Offering Note	(1) Represents 72,500 shares of Class A common stock which have again become available for issuance under the Skillsoft Corp. 2024 Employment Inducement Incentive Award Plan, as amended by Amendment No. 1 thereto (the "Inducement Plan") pursuant to the share counting, share recycling and other terms and conditions thereof. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act") there are also registered hereunder such indeterminate number of additional shares as may become available for issuance pursuant to the Inducement Plan as a result of the antidilution or other adjustment provisions contained therein, including stock splits, stock dividends, and other similar transactions. (2) Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act, based upon the average of the high and low prices of shares of the registrant's Class A common stock on June 8, 2026, as reported on the New York Stock Exchange.